Long-Term Debt - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 19, 2020
Debt Instrument [Line Items]
Gain on extinguishment of loan	$ 0	$ 0		$ 0	$ 1,528	$ 1,528	$ 0	$ (39,673)
Paycheck Protection Program Loan CARES Act [Member]
Debt Instrument [Line Items]
Loan, face amount									$ 1,500
Forgiveness eligibility description						In order to be eligible for forgiveness, the proceeds of the PPP loan were required to be applied to certain eligible expenses, including payroll costs, interest on certain mortgage obligations, rent payments on certain leases, and certain qualified utility payments, with not more than 40 percent of the amount applied to non-payroll costs.
Description of loan forgiveness status						The Company applied the proceeds from the PPP loan toward qualifying expenses. On October 21, 2020, as modified December 29, 2020, the Company applied for forgiveness of the full principal amount and all accrued interest. On April 8, 2021, the Company was notified by the SBA that the full principal amount and all accrued interest of the PPP loan had been forgiven. Accordingly, the Company recognized a gain upon the extinguishment of the PPP loan for $1.5 million during the second quarter of 2021.
Gain on extinguishment of loan			$ 1,500